Finance income and finance costs (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Finance Income [Abstract]
Summary of Detailed Information About Finance Income
Finance income earned for the six months ended 30 June 2024 and 2023 are as follows:

	30 June
	2024	2023
Changes in the fair value of derivatives (see Note 21)	79,116	119,528
Interest income from cash and cash equivalents	1,683	2,927
Other interest income	24	25
	80,823	122,480

Summary of Detailed Information About Finance Cost
Finance costs incurred for the six months ended 30 June 2024 and 2023 are as follows:

	30 June
	2024	2023
Changes in the fair value of derivatives (see Note 21)	(130,412)	(5,906)
Interest on debt and borrowings	(79,834)	(56,631)
Loss on remeasurement of bonds (see Note 21)	(63,127)	—
Interest on lease liabilities (see Note 10)	(3,279)	(1,362)
Amortization of deferred debt issue costs	(762)	(401)
	(277,414)	(64,300)